Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,855,542.50
Previously Paid Amount	0.00
Total Fee Amount	44,310.15
Total Offset Amount	0.00
Net Fee	$ 44,310.15